Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 55,622
Loans	757,215
Other liabilities	4,436
Accounts payable	195,423
Financial liabilities	1,012,696	$ 875,818	$ 740,433
0 to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	27,287
Loans	86,680
Other liabilities	3,468
Accounts payable	194,671
Financial liabilities	312,106
1 - 2 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	15,159
Loans	87,931
Other liabilities	187
Accounts payable	49
Financial liabilities	103,326
2 - 3 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	6,226
Loans	84,013
Other liabilities	41
Financial liabilities	90,280
3 - 4 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	3,482
Loans	145,637
Other liabilities	740
Financial liabilities	149,859
4 - 5 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,455
Loans	30,626
Financial liabilities	32,081
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	2,013
Loans	322,328
Accounts payable	703
Financial liabilities	$ 325,044